OTHER FINANCIAL ITEMS (Summary of Other Financial Items) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Financial Items [Abstract]
Change in allowance for expected credit losses	$ 226	$ (214)
Dividend income	306	341
Loss on repurchase of bonds	(144)	(388)
Other items	3,027	(1,155)
Other financial items, net	$ 3,415	$ (1,416)